Long-Term Debt - Additional Information (Detail) $ / shares in Units, € in Millions							6 Months Ended	12 Months Ended
	Oct. 11, 2017 USD ($)	Oct. 10, 2017 USD ($) shares	Oct. 02, 2017 USD ($) shares	Jul. 03, 2017 USD ($) $ / shares shares	Oct. 03, 2016 USD ($) shares	Jul. 03, 2014 USD ($) $ / shares	Jun. 30, 2017 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Aug. 01, 2017 EUR (€)	Mar. 12, 2013 USD ($)	Mar. 12, 2013 EUR (€)
Debt Instrument [Line Items]
Conversion price adjusted			1.16%		1.24%
Debt conversion, bond par value		$ 400,000,000
Conversion features of the instruments value				$ 242,000,000		$ 121,000,000				$ 242,000,000
Allocated debt issuance costs		340,000,000		1,000,000		1,000,000
Debt Conversion,Cash redemption	$ 60,000,000
Loss on financial instruments, net									$ (1,000,000)	(16,000,000)
Unamortized debt discount and issuance costs totaled								$ 146,000,000
Medium Term Credit Facilities [Member]
Debt Instrument [Line Items]
Unutilized committed medium term credit facilities								568,000,000
Multi Currency Loan to Support our Industrial and R&D Programs [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount | €														€ 350
Amount outstanding								118,000,000
Line of credit amount withdrawn													$ 471,000,000
Multi Currency Loan to Support our Industrial and R&D Programs [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount | €											€ 350
Amount outstanding								55,000,000
Line of credit amount withdrawn								$ 321,000,000			€ 100
Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Fair value of liability component				1,266,000,000		878,000,000
Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Net proceeds from issuance of senior unsecured convertible bonds				1,502,000,000		994,000,000
Dual Tranche Senior Unsecured Convertible Bonds [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount				$ 1,500,000,000		$ 1,000,000,000
Senior unsecured convertible bonds conversion price | $ / shares				$ 20.54		$ 12
Zero Coupon due 2019 (Tranche A) [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds conversion premium rate						30.00%
Debt conversion, bond par value							$ 600,000,000
Conversion features of the instruments value						$ 0	0
Allocated debt issuance costs							598,000,000
Debt Conversion,Cash redemption							$ 2,000,000
Zero Coupon due 2019 (Tranche A) [Member] | Treasury Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares							13,000,000.0
Zero Coupon due 2019 (Tranche A) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate						0.0240	0.0209
Zero Coupon due 2019 (Tranche A) [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Fair value of liability component							$ 574,000,000
Loss on financial instruments, net										5,000,000
Zero Coupon due 2019 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount						$ 600,000,000
Long-term debt maturity date								2019
Interest rate						0.00%
Percentage at which bonds issued				101.265%
1.0% due 2021 (Tranche B) [Member]
Debt Instrument [Line Items]
Interest rate						1.00%
Debt instrument periodic payment								semi-annually
Senior unsecured convertible bonds conversion premium rate						31.00%
Debt conversion, bond par value		60,000,000
Conversion features of the instruments value		0				$ 0
Allocated debt issuance costs		59,000,000
Debt Conversion,Cash redemption		$ 1,000,000
1.0% due 2021 (Tranche B) [Member] | Treasury Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares		13,700,000
1.0% due 2021 (Tranche B) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate		0.0247				0.0322
1.0% due 2021 (Tranche B) [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Fair value of liability component		$ 370,000,000
Loss on financial instruments, net										$ 11,000,000
1.0% due 2021 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount						$ 400,000,000
Long-term debt maturity date								2021
Interest rate						1.00%
Tranche One [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares			16,178	9,737	16,491
Debt conversion, bond par value			$ 200,000	$ 200,000	$ 200,000
Tranche Two [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares				9,737	16,366
Debt conversion, bond par value					$ 200,000
Zero-coupon, due 2022 (Tranche A) [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds conversion premium rate				37.50%
Zero-coupon, due 2022 (Tranche A) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate				0.0270
Zero-coupon, due 2022 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount				$ 750,000,000
0.25%, due 2024 (Tranche B) [Member]
Debt Instrument [Line Items]
Debt instrument periodic payment								semi-annually
Senior unsecured convertible bonds conversion premium rate				37.50%
0.25%, due 2024 (Tranche B) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate				0.0328
0.25%, due 2024 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount				$ 750,000,000
Long-term debt maturity date										2024
Interest rate				0.25%
Zero-coupon, due 2022 (Tranche A) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate				0.0270
Zero-coupon, due 2022 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date								2022		2022
Interest rate								0.00%			0.00%
0.25% due 2024 (Tranche B) [Member]
Debt Instrument [Line Items]
Interest rate				0.25%
0.25% due 2024 (Tranche B) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate				0.0328
0.25% due 2024 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date								2024
Interest rate								0.25%			0.25%
New Medium Term Credit Facility [Member] | Multi Currency Loan to Support our Industrial and R&D Programs [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount								$ 533,000,000				€ 500